COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Operating Leases, Rent Expense	$ 319,156	$ 281,589	$ 949,120	$ 846,089	$ 1,143,252	$ 936,094
Minimum [Member]
Operating Leases, Rent Expense, Minimum Rentals			247		247
Maximum [Member]
Operating Leases, Rent Expense, Minimum Rentals			$ 26,943		$ 28,695